SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Dec. 31, 2012
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment, Useful Life	3 years
Motor vehicles [Member]
Property, Plant and Equipment, Useful Life	7 years
Leasehold Improvements [Member]
Property, Plant and Equipment, Estimated Useful Lives	Over the shorter of the lease term or useful economic life
Maximum [Member] | Office Furniture and Equipment [Member]
Property, Plant and Equipment, Useful Life	15 years
Maximum [Member] | Software [Member]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member] | Office Furniture and Equipment [Member]
Property, Plant and Equipment, Useful Life	7 years
Minimum [Member] | Software [Member]
Property, Plant and Equipment, Useful Life	3 years